Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities	The Company’s ROU assets and operating lease liabilities recognized in the unaudited condensed consolidated balances sheets consist of the following:
	As of
	December 31, 2024	June 30, 2025
	US$	US$
Right-of-use assets	167,723	121,761

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Operating lease liabilities
Current portion	90,199	90,806
Non-current portion	77,524	30,955
Total	167,723	121,761

Other supplemental information about the Company’s operating lease as of December 31, 2024 and June 30, 2025:

	As of
	December 31, 2024	June 30, 2025
Operating leases:
Weighted average remaining lease term (years)	1.83	1.33
Weighted average discount rate	3.38%	3.38%

Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations

The maturity analysis of the Company’s undiscounted non-cancellable operating lease obligations as of June 30, 2025 is as follows:

Operating leases
US$
Year ending June 30, 2026	93,257
Year ending June 30, 2027	31,086
Total undiscounted lease obligations	124,343
Less: imputed interest	(2,582)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	121,761